Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents

NOTE 4 - CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of December 31, 2011 and 2010 were as follows:

	2011	2010
	(Dollars in thousands)

Cash and due from banks	$21,787	$15,592
Interest-bearing deposits in other banks	38,306	6,264

Total	$60,093	$21,856